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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2005

Check here if Amendment [ ]; Amendment Number:
                                               -------------

This Amendment (Check only one.):            [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Gartmore Mutual Fund Capital Trust
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Address:  1200 River Road
          Conshohocken, PA 19428
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Form 13F File Number: 28-04903

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     /s/ Eric Miller
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Title:    Vice President - Associate General Counsel
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Phone:    888-223-2116
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Signature, Place, and Date of Signing:

/s/ Eric Miller               Conshohocken, PA                 5/16/2005
---------------          -------------------------          ---------------
  (Signature)                  (City, State)                     (Date)

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

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                         Form 13F Gartmore Summary Page

Report Summary: 13F Notice Filing

List of Other Managers Reporting for this Manager:

13F File Number         Name

28-203                  Oppenheimer Management Corporation

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